Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2020		4,574,100	3,986,542	3,973,135	1,970,649	122,160,638	0
Balance at Dec. 31, 2020		$ 0	$ 0	$ 0	$ 0	$ 12	$ 0	$ 1,366,486	$ (7,957)	$ (9,721)	$ 1,348,820	$ 0	$ 1,348,820
- Net income		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	435,121	435,121	0	435,121
- Issuance of common stock (Notes 3 and 17) (in shares)		0	0	0	0	1,824,466	0
- Issuance of common stock (Notes 3 and 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	20,064	0	0	20,064	0	20,064
- Dividends - Common stock (Note 17)		0	0	0	0	0	0	0	0	(52,850)	(52,850)	0	(52,850)
- Dividends - Preferred stock (Note 17)		0	0	0	0	0	0	0	0	(31,068)	(31,068)	0	(31,068)
-Gain from common control transaction (Note 3)		0	0	0	0	0	0	86	0	0	86	0	86
- Other comprehensive income (loss)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	5,726	0	5,726	0	$ 5,726
- Repurchase of common stock (Note 17) (in shares)													0
Balance (in shares) at Dec. 31, 2021		4,574,100	3,986,542	3,973,135	1,970,649	123,985,104	0
Balance at Dec. 31, 2021		$ 0	$ 0	$ 0	$ 0	$ 12	$ 0	1,386,636	(2,231)	341,482	1,725,899	0	$ 1,725,899
- Net income													554,692
- Issuance of common stock (Notes 3 and 17) (in shares)		0	0	0	0	3,053,309	0
- Issuance of common stock (Notes 3 and 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	37,318	0	0	37,318	0	37,318
- Dividends - Common stock (Note 17)		0	0	0	0	0	0	0	0	(118,711)	(118,711)	0	(118,711)
- Dividends - Preferred stock (Note 17)		0	0	0	0	0	0	0	0	(31,068)	(31,068)	0	(31,068)
- Other comprehensive income (loss)		0	0	0	0	0	0	0	48,652	0	48,652	0	48,652
- Net income(1)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	554,955	554,955	0	$ 554,955
- Repurchase of common stock (Note 17) (in shares)		0	0	0	0	0	(4,736,702)						(4,736,702)
- Repurchase of common stock (Note 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ (60,095)	0	0	0	(60,095)	0	$ (60,095)
Balance (in shares) at Dec. 31, 2022		4,574,100	3,986,542	3,973,135	1,970,649	127,038,413	(4,736,702)
Balance at Dec. 31, 2022		$ 0	$ 0	$ 0	$ 0	$ 12	$ (60,095)	1,423,954	46,421	746,658	2,156,950	0	2,156,950
- Net income													381,019
- Issuance of common stock (Notes 3 and 17) (in shares)		0	0	0	0	2,340,720	0
- Issuance of common stock (Notes 3 and 17)		$ 0	$ 0	$ 0	$ 0	$ 1	$ 0	22,171	0	0	22,172	0	22,172
- Dividends - Common stock (Note 17)		0	0	0	0	0	0	0	0	(55,407)	(55,407)	0	(55,407)
- Dividends - Preferred stock (Note 17)		0	0	0	0	0	0	0	0	(31,068)	(31,068)	0	(31,068)
- Other comprehensive income (loss)		0	0	0	0	0	0	0	(25,034)	0	(25,034)	0	(25,034)
- Net income(1)	[1]	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	385,749	385,749	1,878	$ 387,627
- Repurchase of common stock (Note 17) (in shares)		0	0	0	0	0	(6,267,808)						(6,267,808)
- Repurchase of common stock (Note 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ (60,000)	0	0	0	(60,000)	0	$ (60,000)
-Acquisition of non-controlling interest (Note 1)		0	0	0	0	0	0	0	0	0	0	34,132	34,132
- Issuance of subsidiary shares to non-controlling interest (Note 1)		0	0	0	0	0	0	(10,831)	0	0	(10,831)	22,091	11,260
- Dividends to non-controlling shareholders of subsidiary		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	0	0	(1,872)	(1,872)
Balance (in shares) at Dec. 31, 2023		4,574,100	3,986,542	3,973,135	1,970,649	129,379,133	(11,004,510)
Balance at Dec. 31, 2023		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	$ 1,435,294	$ 21,387	$ 1,045,932	$ 2,382,531	$ 56,229	$ 2,438,760

[1]	Net income excludes net loss attributable to non-controlling interest of $263 and $6,608 during the years ended December 31, 2022 and 2023. Temporary equity - non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the 2022 and 2023 consolidated balance sheets. See Note 16 of the Notes to the Consolidated Financial Statements.